24. Operating segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Segment Information Details 1
Gross revenue from construction recognized under IFRIC 12	R$ 3,150,877	R$ 3,732,877	R$ 336,716
Construction costs recognized under IFRIC 12	(3,080,542)	(3,651,364)	(3,263,808)
Construction margin	R$ (70,335)	R$ (81,513)	R$ (72,908)